Subsequent Events (Detail Textuals)					1 Months Ended
	Nov. 01, 2017 USD ($) $ / shares shares	May 03, 2017 USD ($) $ / shares shares	Jan. 10, 2017 USD ($) Installment	Dec. 14, 2015 USD ($)	Jan. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2013	Sep. 30, 2017 shares	Dec. 31, 2016 $ / shares shares	Oct. 31, 2016 $ / shares	Sep. 30, 2016 shares	Dec. 31, 2015 shares	Aug. 31, 2015 $ / shares	Aug. 21, 2015 $ / shares	Aug. 20, 2015 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)								$ 0.001
Convertible Preferred Stock
Subsequent Event [Line Items]
Number of shares sold | shares					1,200
Shares issued, price per share (in dollars per share)					$ 1,000
Gross proceeds received | $					$ 1,200,000
Preferred stock shares convertible into common stock | shares					4,000
Conversion price, per share					$ 0.25
Term resale the shares of common stock underlying the preferred shares					30 days
Series B Preferred Stock
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)												$ 1,000
Shares issued, price per share (in dollars per share)													$ 0.80	$ 0.80
Preferred stock shares convertible into common stock | shares							13,165,500	16,124,000		5,615,000	5,625,000
Reduction in conversion price					$ 0.25
Series C Preferred Stock
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)									$ 1,000
Reduction in conversion price					0.25
Warrant exercise price (in dollars per share)									$ 0.40
Series B Warrants
Subsequent Event [Line Items]
Reduction in exercise price					$ 0.25
Common Stock
Subsequent Event [Line Items]
Number of common stock called by warrant | shares					480,000
Warrant exercise price (in dollars per share)					$ 0.25
Series E Preferred Stock | Securities purchase agreement
Subsequent Event [Line Items]
Number of shares sold | shares		1,000,000
Preferred stock, par value (in dollars per share)		$ 0.001
Shares issued, price per share (in dollars per share)		$ 20.00
Gross proceeds received | $		$ 20,000,000
Aggregate gross proceeds failed to pay guarantor | $		$ 20,000,000
University of Mississippi | Intellectual Property
Subsequent Event [Line Items]
Notice period for termination						3 months
UM 8930 pro-drug agreements | University of Mississippi | Intellectual Property
Subsequent Event [Line Items]
One time up front payment payable in four equal monthly installments | $			$ 65,000	$ 65,000
Number of monthly installments | Installment			4
Notice period for termination			60 days	60 days
Subsequent Event | Series F preferred stock | Securities purchase agreement
Subsequent Event [Line Items]
Number of shares sold | shares	2,000
Gross proceeds received | $	$ 2,000,000
Amount of purchase price of each shares | $	$ 1,000
Common stock at a conversion price per share (in dollars per share)	$ 0.15